Label	Element	Value
Innovator Growth-100 Power Buffer ETF - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: 4.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Innovator Growth-100 Power Buffer ETF - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: 476.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Innovator Growth-100 Power Buffer ETF - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: 404.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Innovator Growth-100 Power Buffer ETF - September | Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: 546.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)